Accumulated Other Comprehensive Income (Loss) - Accumulated Other Comprehensive Income Components (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Securities available for sale :
Net securities gains reclassified into earnings	$ 379,997	$ 1,090,703	$ 730,897
Related income tax expense	(183,262)	506,962	331,616
Net effect on accumulated other comprehensive income (loss) for the period	2,241,048	2,537,760	2,454,145
Reclassification out of Accumulated Other Comprehensive Income [Member]
Securities available for sale :
Net effect on accumulated other comprehensive income (loss) for the period	(237,000)	(680,000)	(456,000)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Unrealized Investment Gain (Loss) [Member]
Securities available for sale :
Net securities gains reclassified into earnings	(380,000)	(1,091,000)	(731,000)
Related income tax expense	143,000	411,000	275,000
Net effect on accumulated other comprehensive income (loss) for the period	$ (237,000)	$ (680,000)	$ (456,000)